Common Stock and Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock and Preferred Stock

Note 7. Common Stock and Preferred Stock

Common stock

Other Common Stock Issuances

In connection with the conversion of 115 shares of Series C Preferred Stock during the three months ended March 31, 2021 (see Preferred Stock below) the Company issued 29,870,130 shares of common stock.

Preferred Stock

On January 11, 2019, the Company’s Board of Directors approved the authorization of 10,000 shares of Series B Preferred Stock with a par value of $0.001 and a Stated Value of $100 each (“Series B Preferred Shares”). The holders of the Series B Preferred Shares shall be entitled to receive, when, as, and if declared by the Board of Directors of the Company, out of funds legally available for such purpose, dividends in cash at the rate of 12% of the Stated Value per annum on each Series B Preferred Share. Such dividends shall be cumulative and shall accrue without interest from the date of issuance of the respective share of the Series B Preferred Shares. Each holder shall also be entitled to vote on all matters submitted to stockholders of the Company and shall be entitled to 55,000 votes for each Series B Preferred Share owned at the record date for the determination of stockholders entitled to vote on such matter or, if no such record date is established, at the date such vote is taken or any written consent of stockholders is solicited. In the event of a liquidation event, any holders of the Series B Preferred Shares shall be entitled to receive, for each Series B Preferred Shares, the Stated Value in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders. The Series B Preferred Shares are not convertible into shares of the Company’s common stock. No shares of Series B Preferred Shares have been issued or are outstanding.

On April 12, 2019, the Company’s Board of Directors approved the authorization of 200 Series C Preferred Shares with a par value of $0.001 (“Series C Preferred Shares”). The holders of the Series C Preferred Shares have no voting rights, receive no dividends, and are entitled to a liquidation preference equal to the stated value. At any time, the Company may redeem the Series C Preferred Shares at 1.2 times the stated value. Given the right of redemption is solely at the option of the Company, the Series C Preferred Shares are not considered mandatorily redeemable, and as such are classified in shareholders’ equity on the Company’s consolidated balance sheet.

Each Series C Preferred Share is convertible into shares of the Company’s common stock in an amount equal to the greater of: (a) 200,000 shares of common stock or (b) the amount derived by dividing the stated value by the product of 0.7 times the market price of the Company’s common stock, defined as the lowest trading price of the Company’s common stock during the ten day period preceding the conversion date. The holder may not convert any Series C Preferred Shares if the total amount of shares held, together with holdings of its affiliates, following a conversion exceeds 9.99% of the Company’s common stock.

The common shares issued upon conversion of the Series C Preferred Shares have been registered under the Company’s then-effective registration statement on Form S-3. On April 12, 2019, the Company sold 190 Series C Preferred Shares for $1,890, net of issuance costs and on July 15, 2019 sold 10 Series C Preferred Shares for $100. During the second and third quarters of 2019, holders converted 50 Series C Preferred Shares into 14,077,092 shares of common stock and 35 Series C Preferred Shares into 13,528,575 shares of common stock, respectively. 115 shares of Series C Preferred Stock were issued and outstanding as of December 31, 2020.

On January 28, 2021 and February 18, 2021, the Company issued 2,597,403 and 27,272,727 shares of the Company’s common stock, respectively, in connection with the conversion of 10 and 105 shares of the Company’s Series C Convertible Preferred Stock. Following these conversions, the Company has no Series C Preferred issued or outstanding.

Note 7. Common Stock and Preferred Stock

Common stock

Equity Purchase Agreement under Form S-3

On August 30, 2018, the Company and L2 Capital, LLC (“L2 Capital”) entered into an equity purchase agreement, which was later amended on November 30, 2018, whereby the Company could issue and sell to L2 Capital from time to time up to $50,000 of the Company’s common stock that was registered with the SEC under a registration statement on Form S–3. Subject to the terms of the equity purchase agreement, the Company provided notices (a “Put Notice”) requiring L2 Capital to purchase a number of shares (the “Put Shares”) of the common stock equal to the lesser of $500 and 200% of the average trading volume of the common stock in the ten trading days immediately preceding the date of such Put Notice. The terms also provided the purchase price for such Put Shares to be the lowest traded price on a principal market for any trading day during the five trading days either following or beginning on the date on which L2 Capital receives delivery of the Put Shares, multiplied by 95.0%.

During the year ended December 31, 2019, the Company issued 67,000,000 shares of its common stock in exchange for $3,681, net of issuance cost of $50.

On April 16, 2019, the Company became ineligible to issue shares under its registration statement on Form S-3 as the aggregate market value of the Company’s common stock held by non-affiliates was below the regulatory threshold of $75,000. In connection with this ineligibility, the equity purchase agreement was terminated.

Equity Purchase Agreement under Form S-1

On June 3, 2019, the Company entered into an equity purchase agreement with Oasis Capital, whereby the Company had the right, but not the obligation, to direct Oasis Capital to purchase shares of the Company’s common stock (the “New Put Shares”) in an amount in each instance up to the lesser of $1,000 or 250% of the average daily trading volume by delivering a notice to Oasis Capital (the “New Put Notice”). The purchase price (the “Purchase Price”) for the New Put Shares shall equal 95% of the one lowest daily volume weighted average price on a principal market during the five trading days immediately following the date Oasis receives the New Put Shares via DWAC associated with the applicable New Put Notice (the “Valuation Period”). The closing of a New Put Notice shall occur within one trading day following the end of the respective Valuation Period, whereby (i) Oasis shall deliver the Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) Oasis shall return surplus New Put Shares if the value of the New Put Shares delivered to Oasis causes the Company to exceed the maximum commitment amount. The Company shall not deliver another New Put Notice to Oasis within ten trading days of a prior New Put Notice. The “Investment Amount” means the aggregate Purchase Price for the New Put Shares purchased by Oasis, minus clearing costs payable to Oasis’s broker or to the Company’s transfer agent for the issuance of the New Put Shares. The shares issuable under the equity purchase agreement are registered with the SEC under a registration statement on Form S-1 that was declared effective on June 25, 2019 covering up to 76,558,643 shares of common stock (the “S-1”) and are subject to a maximum beneficial ownership by Oasis Capital of 9.99%.

Through December 31, 2019, the Company sold 52,000,000 shares of its common stock under the Form S-1 for net proceeds of $1,654, net of deferred offering costs of $70 and transaction clearing fees of $30 and no shares were sold during the year ended December 31, 2020.

By way of a post-effective amendment on June 25, 2020, the company filed to terminate the effectiveness of the S-1 and to deregister all shares of common stock that remained unsold. The SEC permitted this post-effective amendment to go effective July 2, 2020.

Other Common Stock Issuances

On April 12, 2019, the Company entered into a purchase agreement with an accredited investor whereby it sold 17,500,000 shares of its common stock for $525 pursuant to the Company’s then-effective registration statement on Form S-3. The holder of these shares is also the holder of the June 2018 Note and an affiliate of the acquirer of 150 shares of the Preferred Shares acquired on April 12, 2019 described below.

During the year ended December 31, 2019, the Company issued 160,500 shares of its common stock, to consultants in exchange for services. These services were valued at $60 during 2019 based upon the value of the shares issued. No shares were issued to consultants during the year ended December 31, 2020.

In connection with the termination of its management agreements, see Note 9 below, the Company issued 10,250,000 shares of its common stock to acquire 2,000 S9 miners from the third-party investors. The S9 miners were valued at $311, based on the trading value of the Company’s common stock on the date each management agreement was terminated.

Preferred Stock

On January 11, 2019, the Company’s Board of Directors approved the authorization of 10,000 shares of Series B Preferred Stock with a par value of $0.001 and a Stated Value of $100 each (“Series B Preferred Shares”). The holders of the Series B Preferred Shares shall be entitled to receive, when, as, and if declared by the Board of Directors of the Company, out of funds legally available for such purpose, dividends in cash at the rate of 12% of the Stated Value per annum on each Series B Preferred Share. Such dividends shall be cumulative and shall accrue without interest from the date of issuance of the respective share of the Series B Preferred Shares. Each holder shall also be entitled to vote on all matters submitted to stockholders of the Company and shall be entitled to 55,000 votes for each Series B Preferred Share owned at the record date for the determination of stockholders entitled to vote on such matter or, if no such record date is established, at the date such vote is taken or any written consent of stockholders is solicited. In the event of a liquidation event, any holders of the Series B Preferred Shares shall be entitled to receive, for each Series B Preferred Shares, the Stated Value in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders. The Series B Preferred Shares are not convertible into shares of the Company’s common stock. No shares of Series B Preferred Shares have been issued or are outstanding.

On April 12, 2019, the Company’s Board of Directors approved the authorization of 200 Series C Preferred Shares with a par value of $0.001 (“Series C Preferred Shares”). The holders of the Series C Preferred Shares have no voting rights, receive no dividends, and are entitled to a liquidation preference equal to the stated value. At any time, the Company may redeem the Series C Preferred Shares at 1.2 times the stated value. Given the right of redemption is solely at the option of the Company, the Series C Preferred Shares are not considered mandatorily redeemable, and as such are classified in shareholders’ equity on the Company’s consolidated balance sheet.

Each Series C Preferred Share is convertible into shares of the Company’s common stock in an amount equal to the greater of: (a) 200,000 shares of common stock or (b) the amount derived by dividing the stated value by the product of 0.7 times the market price of the Company’s common stock, defined as the lowest trading price of the Company’s common stock during the ten day period preceding the conversion date. The holder may not convert any Series C Preferred Shares if the total amount of shares held, together with holdings of its affiliates, following a conversion exceeds 9.99% of the Company’s common stock.

The common shares issued upon conversion of the Series C Preferred Shares have been registered under the Company’s then-effective registration statement on Form S-3. On April 12, 2019, the Company sold 190 Series C Preferred Shares for $1,890, net of issuance costs and on July 15, 2019 sold 10 Series C Preferred Shares for $100. During the second and third quarters of 2019, holders converted 50 Series C Preferred Shares into 14,077,092 shares of common stock and 35 Series C Preferred Shares into 13,528,575 shares of common stock, respectively. 115 shares of Series C Preferred Stock are issued and outstanding as of December 31, 2020.

Upon issuance of the Series C Preferred Shares during the second and third quarters of 2019, the Company recorded a deemed dividend based on the beneficial conversion feature underlying the Preferred Shares, measured as the difference between the conversion price of the Series C Preferred Shares and the fair value of the underlying common stock Accordingly, on April 12, 2019 and for the July 2019 issuances, the Company recorded deemed dividends of $959 and $46, respectively.

Warrants

The Company did not have any warrant activity during the year ended December 31, 2020.

The following table summarizes information about shares issuable under warrants outstanding during the year ended December 31, 2019:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2019	5,477,975	$1.01
Issued	-	-
Exercised	(4,000,000)	$1.12
Expired or cancelled	(1,477,975)	$0.72
Outstanding and exercisable at December 31, 2019	-	$-	-	$-

On June 5, 2019, the Company entered into an agreement with a holder of a warrant for 10,000 shares of common stock, whereby the holder agreed to sell the warrant back to the Company for a nominal amount. The Company cancelled the warrant.

On May 9, 2019, the Company entered into a modification agreement with the holder of six separate warrants. Under the terms of the initial warrant agreements, the holder was entitled to purchase 4,000,000 shares of the Company’s common stock at prices of between $0.50 per share and $2.00 per share at various times through September 2022. Under the terms of the modification agreement, the holder was permitted to exercise all 4,000,000 warrants at a price of $0.03 per share, or $120. The Company accounted for this modification as a down-round feature under the guidance of ASC 260-10-30, whereby the change in fair value of the warrants before and after the down-round was triggered was recorded as a deemed dividend in the amount of $100.

During August and September 2019, the Company entered into agreements with three holders of warrants for 1,450,000 shares of common stock, whereby the holders agreed to sell the warrants back to the Company for $14. The Company subsequently cancelled these warrants, as well as 17,975 warrants for no consideration, and there are no outstanding warrants as of December 31, 2019.